Schwab Capital Trust
Schwab Monthly Income Fund — Moderate Payout

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 48.2%
Global Real Estate 7.4%
Schwab Global Real Estate Fund	468,048	3,402,708
International 12.1%
Laudus International MarketMasters Fund *	195,971	5,553,823
Large-Cap 28.7%
Schwab Dividend Equity Fund	844,292	13,128,742
		22,085,273

Fixed-Income Fund 49.8%
Intermediate-Term Bond 49.8%
Schwab U.S. Aggregate Bond Index Fund	2,195,669	22,791,044

Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	425,104	425,232
Total Affiliated Underlying Funds
(Cost $39,496,175)		45,301,549
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	480,987	480,987
Total Unaffiliated Underlying Fund
(Cost $480,987)		480,987
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 12/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Laudus International MarketMasters Fund	$5,541,114	$218,214	($289,000)	$13,325	$70,170	$5,553,823	195,971	$—
Schwab Dividend Equity Fund	12,821,811	178,566	(1,235,000)	(41,482)	1,404,847	13,128,742	844,292	56,566
Schwab Global Real Estate Fund	3,296,631	35,663	(76,000)	(941)	147,355	3,402,708	468,048	35,663
Schwab U.S. Aggregate Bond Index Fund	22,129,723	1,611,151	(46,000)	(559)	(903,271)	22,791,044	2,195,669	113,124
Schwab Variable Share Price Money Fund, Ultra Shares	425,207	25	—	—	—	425,232	425,104	30
Total	$44,214,486	$2,043,619	($1,646,000)	($29,657)	$719,101	$45,301,549		$205,383
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Enhanced Payout

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 33.2%
Global Real Estate 5.1%
Schwab Global Real Estate Fund	698,030	5,074,679
International 8.4%
Laudus International MarketMasters Fund *	290,780	8,240,707
Large-Cap 19.7%
Schwab Dividend Equity Fund	1,251,281	19,457,426
		32,772,812

Fixed-Income Fund 64.8%
Intermediate-Term Bond 64.8%
Schwab U.S. Aggregate Bond Index Fund	6,152,109	63,858,895

Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	927,386	927,664
Total Affiliated Underlying Funds
(Cost $87,243,559)		97,559,371
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	1,031,131	1,031,131
Total Unaffiliated Underlying Fund
(Cost $1,031,131)		1,031,131
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 12/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Laudus International MarketMasters Fund	$7,778,377	$956,051	($618,815)	$47	$125,047	$8,240,707	290,780	$—
Schwab Dividend Equity Fund	17,682,401	1,349,243	(1,546,141)	64,711	1,907,212	19,457,426	1,251,281	83,967
Schwab Global Real Estate Fund	4,569,701	403,184	(128,000)	(7,181)	236,975	5,074,679	698,030	53,185
Schwab U.S. Aggregate Bond Index Fund	57,885,337	8,590,120	(127,376)	(5,393)	(2,483,793)	63,858,895	6,152,109	315,190
Schwab Variable Share Price Money Fund, Ultra Shares	927,610	54	—	—	—	927,664	927,386	66
Total	$88,843,426	$11,298,652	($2,420,332)	$52,184	($214,559)	$97,559,371		$452,408
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Maximum Payout

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

Equity Funds 18.2%
Global Real Estate 2.9%
Schwab Global Real Estate Fund	432,099	3,141,358
International 4.6%
Laudus International MarketMasters Fund *	177,044	5,017,417
Large-Cap 10.7%
Schwab Dividend Equity Fund	758,780	11,799,029
		19,957,804

Fixed-Income Fund 79.4%
Intermediate-Term Bond 79.4%
Schwab U.S. Aggregate Bond Index Fund	8,405,131	87,245,264

Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	975,285	975,578
Total Affiliated Underlying Funds
(Cost $103,981,873)		108,178,646
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	997,568	997,568
Total Unaffiliated Underlying Fund
(Cost $997,568)		997,568
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 12/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Laudus International MarketMasters Fund	$5,542,048	$809,000	($1,415,000)	$49,042	$32,327	$5,017,417	177,044	$—
Schwab Dividend Equity Fund	12,053,824	248,965	(1,776,853)	45,193	1,227,900	11,799,029	758,780	48,965
Schwab Global Real Estate Fund	3,191,436	117,923	(312,000)	(49,701)	193,700	3,141,358	432,099	32,923
Schwab U.S. Aggregate Bond Index Fund	89,008,829	6,913,370	(5,022,568)	(177,005)	(3,477,362)	87,245,264	8,405,131	455,332
Schwab Variable Share Price Money Fund, Ultra Shares	975,521	57	—	—	—	975,578	975,285	70
Total	$110,771,658	$8,089,315	($8,526,421)	($132,471)	($2,023,435)	$108,178,646		$537,290
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Monthly Income Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the funds’ valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343MAR21
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